Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Share Capital	The total share capital is as follows:

	December 31, 2023	December 31, 2022
Number of ordinary nominative shares	184,027,008	188,992,529
Par value	0.0001	0.0001

Total issued capital	18	19